Investments in Subsidiaries (Schedule of Identifiable assets acquired and liabilities assumed) (Details) $ in Millions	Dec. 31, 2021 USD ($) [1]
Disclosure of subsidiaries [abstract]
Cash and cash equivalents	$ 34
Inventories	102
Trade and Other receivables	169
Property, plant and equipment	125
Intangible assets	252
Other non-current assets	23
Trade and Other payables	(106)
Loans and Credit	(169)
Provisions	(3)
Net identifiable assets	$ 427

[1]	As at the reporting date, the Company is still in a process of finalizing Agro Fertilaqua and ADS’ Purchase Price Allocation (PPA).